Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	(1.43%)	2.27%
Fair Value	$ 187,647,232	$ 201,393,964
U.S. Treasury notes, 0.625%, 02/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 52,100,000
Fair Value as a % of Trust Capital		23.35%
Fair Value		$ 52,105,088
U.S. Treasury notes, 0.875%, 05/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 49,710,000
Fair Value as a % of Trust Capital		22.30%
Fair Value		$ 49,761,458
U.S. Treasury notes, 0.875%, 08/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 48,260,000
Fair Value as a % of Trust Capital		21.64%
Fair Value		$ 48,302,416
U.S. Treasury notes, 0.875%, 11/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 51,220,000
Fair Value as a % of Trust Capital		22.95%
Fair Value		$ 51,225,002
U.S. Treasury notes, 1.000%, 02/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 52,100,000
Fair Value as a % of Trust Capital	24.58%
Fair Value	$ 52,079,648
U.S. Treasury notes, 1.000%, 05/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 49,710,000
Fair Value as a % of Trust Capital	23.44%
Fair Value	$ 49,646,893
U.S. Treasury notes, 1.000%, 08/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 48,260,000
Fair Value as a % of Trust Capital	22.69%
Fair Value	$ 48,071,484
U.S. Treasury notes, 1.250%, 11/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 38,020,000
Fair Value as a % of Trust Capital	17.87%
Fair Value	$ 37,849,207
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	88.58%	90.24%
Fair Value	$ 187,647,232	$ 201,393,964